Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	READY ASSETS GOVERNMENT LIQUIDITY FUND
Prospectus Date	rr_ProspectusDate	Aug. 28, 2019
Document Creation Date	dei_DocumentCreationDate	Aug. 27, 2019